SEGMENT AND DISAGGREGATED REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 28, 2019
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Schedule Of Revenue From External Customers By Geographic Area And Product Group Text Block

(In millions)	2019	2018	2017
Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,246.6	$1,256.0	$1,198.4
Europe	1,767.9	1,851.3	1,689.3
Asia	1,065.0	1,081.2	1,002.6
Latin America	375.4	367.8	357.0
Other international	291.0	294.8	264.4
Total Label and Graphic Materials	4,745.9	4,851.1	4,511.7
Retail Branding and Information Solutions:
Apparel	1,458.5	1,441.7	1,352.0
Printer Solutions	191.8	171.5	159.2
Total Retail Branding and Information Solutions	1,650.3	1,613.2	1,511.2
Industrial and Healthcare Materials	673.9	694.7	590.9
Net sales to unaffiliated customers	$7,070.1	$7,159.0	$6,613.8

Revenue by geographic area is set forth below.  Revenue is attributed to geographic areas based on the location from which the product is shipped.

(In millions)	2019	2018	2017
Net sales to unaffiliated customers
U.S.	$1,638.8	$1,625.1	$1,557.8
Europe	2,160.2	2,251.4	2,041.6
Asia	2,458.5	2,473.2	2,250.5
Latin America	498.3	490.0	476.4
Other international	314.3	319.3	287.5
Net sales to unaffiliated customers	$7,070.1	$7,159.0	$6,613.8

Schedule of Segment Reporting Information, by Segment [Table Text Block]

(In millions)	2019	2018	2017
Intersegment sales
Label and Graphic Materials	$80.2	$78.7	$64.1
Retail Branding and Information Solutions	20.6	4.7	3.2
Industrial and Healthcare Materials	8.8	8.8	7.7
Intersegment sales	$109.6	$92.2	$75.0
Income before taxes
Label and Graphic Materials	$601.5	$568.2	$577.4
Retail Branding and Information Solutions	196.6	170.4	126.7
Industrial and Healthcare Materials	60.0	62.9	52.6
Corporate expense	(87.6)	(83.4)	(86.2)
Interest expense	(75.8)	(58.5)	(63.0)
Other non-operating expense, net	(445.2)	(104.8)	(18.0)
Income before taxes	$249.5	$554.8	$589.5
Capital expenditures
Label and Graphic Materials	$137.8	$151.5	$125.5
Retail Branding and Information Solutions	63.1	57.1	48.8
Industrial and Healthcare Materials	24.2	19.3	19.5
Capital expenditures	$225.1	$227.9	$193.8
Depreciation and amortization expense
Label and Graphic Materials	$100.2	$104.7	$102.3
Retail Branding and Information Solutions	52.6	49.0	56.4
Industrial and Healthcare Materials	26.2	27.3	20.0
Depreciation and amortization expense	$179.0	$181.0	$178.7
Other expense, net by reportable segment
Label and Graphic Materials	$28.3	$61.8	$14.5
Retail Branding and Information Solutions	9.9	11.4	18.1
Industrial and Healthcare Materials	9.4	(1.0)	3.7
Corporate	5.6	(2.3)	.2
Other expense, net	$53.2	$69.9	$36.5
Other expense, net by type
Restructuring charges:
Severance and related costs	$45.3	$63.0	$31.2
Asset impairment charges and lease cancellation costs	5.1	10.7	2.2
Other items:
Legal settlement	3.4	—	—
Transaction costs	2.6	—	5.2
Argentine peso remeasurement transition loss	—	3.4	—
Other restructuring-related charge	—	.5	—
Reversal of acquisition-related contingent consideration	—	(5.0)	—
Net gain on sales of assets	(3.2)	(2.7)	(2.1)
Other expense, net	$53.2	$69.9	$36.5

Schedule of Entity Wide Disclosure on Geographic Areas Long Lived Assets in Individual Countries [Text Block]

(In millions)	2019	2018	2017
Property, plant and equipment, net
U.S.	$366.9	$317.3	$286.4
International	843.8	820.1	811.5
Property, plant and equipment, net	$1,210.7	$1,137.4	$1,097.9